TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The Plan is exempt from Puerto Rico income taxes under the provisions of the Puerto Rico (“PR”) Internal Revenue Code of 2011, as amended Section 1081.01 (“PR Code”), enacted on January 31, 2011. The 2011 PR Code replaced the 1994 PR Code, as amended. The 2011 PR Code modified rules concerning contribution limits, coverage requirements, non-discrimination testing, and other matters. The 2011 PR Code also provided for certain changes applicable to plans sponsored by entities under common control. These changes were effective for periods commencing after December 31, 2010, with certain additional requirements beginning on January 1, 2012. The Plan is not qualified under Section 401(a) of the U.S. Internal Revenue Code, but it is exempt from U.S. taxation under Section 1022 of the Employee Retirement Income Security Act of 1974. The Plan is subject to routine audits by taxing jurisdictions at any time. The Plan Sponsor and Plan management believe that the Plan is currently designed and operated in compliance with the applicable requirements of the 2011 PR Code and the Plan and the related trust continue to be tax-exempt. Therefore, no provision for income taxes has been reflected in the Plan’s financial statements.